OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE), NET [Abstract]
OTHER INCOME (EXPENSE), NET

Note 11-OTHER (EXPENSES) INCOME, NET

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Exchange (loss) income, net	(2,317)	49,994	5,255	843
Other non-operating income	278	6,607	13,611	2,185
Other non-operating expenses	(1,234)	(2,771)	(4,510)	(724)

	(3,273)	53,830	14,356	2,304